Outside Parties To The Transaction
Contact Information:
Payment Date:
13-Nov-07
Prior Payment:
15-Oct-07
Analyst:
Shaun Horbochuk
714.259.6217
Next Payment:
13-Dec-07
Shaun.Horbochuk@abnamro.com
Record Date:
9-Nov-07
Administrator:
Maggie Foiles
312.992.5417
Maggie.Foiles@abnamro.com
Distribution Count:
9
LaSalle Website:
www.etrustee.net
Closing Date:
6-Mar-07
First Pay. Date:
13-Mar-07
Rated Final Payment Date:
13-Dec-32
Effective October 1, 2007, Bank of America Corporation, parent
Determination Date:
15-Nov-07
corporation of Bank of America, N.A. ("Bank of America") and Banc
of America Securities LLC ("BAS"), has acquired ABN AMRO North
Delinq Method:
OTS
America Holding Company, parent company of LaSalle Bank Corporation and LaSalle Bank National Association ("LaSalle"), from ABN AMRO
Bank N.V. (the "Acquisition").
Indenture Trustee: Citibank Agency & Trust
Securities Administrator: LaSalle Bank National Association/LaSalle
Bank National Association
ABN AMRO Acct : 724546.1
Depositor: Bear Stearns Asset Backed Securities I LLC
Underwriter: Bear Stearns & Co. Inc.
Master Servicer: LaSalle Bank National Association
Distribution Date: 13-Nov-07
GreenPoint Mortgage Funding Trust 2007-HE1
Mortgage-Backed Notes
Series 2007-HE1
08-Nov-2007 01:10
(c) 2007 LaSalle Bank N.A.

GreenPoint Mortgage Funding Trust 2007-HE1
Mortgage-Backed Notes
Series 2007-HE1
Content:
Pages
Statement to Certificate Holders
3-4
Statement to Certificate Holders (Factors)
5-6
Pool/Non-Pool Funds Cash Reconciliation
7
Pool Detail and Performance Indicators
8
Bond Interest Reconciliation Part I
9
Bond Interest Reconciliation Part II
10
Bond Principal Reconciliation
11
Rating Information
12
15 Month Loan Status Summary Part I
13
15 Month Loan Status Summary Part II
14
15 Month Historical Payoff Summary
15
Prepayment Summary
16
Mortgage Loan Characteristics Part I
17
Mortgage Loan Characteristics Part II
18-20
Geographic Concentration
21
Current Period Realized Loss Detail
22-24
Historical Realized Loss Summary
25
Realized Loss Summary
26
Material Breaches Detail
27
Modified Loan Detail (Historical)
28
Modified Loan Detail (Current Period)
29
Historical Modification Loan Summary
30
Cumulative Summary For Prior Modifications
31
Historical Collateral Level REO Report
32
Substitution Detail History
33
Substitution Detail History Summary
34
Table of Contents
08-Nov-2007 01:10
(c) 2007 LaSalle Bank N.A.

A-1
39539JAA4
507,837,000.00
437,204,739.23
4,160,611.13
0.00
0.00
433,044,128.09
1,845,930.02
0.00
5.2412500000%
A-2
39539JAB2
132,870,000.00
114,389,841.03
1,088,578.44
0.00
0.00
113,301,262.60
484,810.36
0.00
5.2612500000%
B-1
39539JAH9
7,992,000.00
7,992,000.00
0.00
0.00
0.00
7,992,000.00
52,091.47
0.00
8.0912500000%
B-2
39539JAJ5
14,985,000.00
14,985,000.00
0.00
0.00
0.00
14,985,000.00
97,671.50
0.00
8.0912500000%
E
39539JAN6
666,016,193.09 N
586,120,213.17
0.00
0.00
0.00
578,072,129.70
0.00
0.00
N/A
R
39539JAP1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
S
39539JAM8
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
Total
663,684,000.00
574,571,580.26
5,249,189.57
0.00
0.00
569,322,390.69
2,480,503.35
0.00
Total P&I Payment
7,729,692.92
Interest Payment
(2)
Interest
Adjustment
Pass-Through
Rate
(1)
N denotes notional balance not included in total
(2)
Accrued Interest plus/minus Interest Adjustment minus Deferred Interest equals Interest Payment
Principal Payment
Principal
Adjustment or
Loss
Deferred
Interest
Ending Certificate
Balance
Class
CUSIP
Original Face
Value
(1)
Beginning
Certificate
Balance
Distribution Date: 13-Nov-07
BOND PAYMENTS
GreenPoint Mortgage Funding Trust 2007-HE1
Mortgage-Backed Notes
Series 2007-HE1

08-Nov-2007 01:10
(c) 2007 LaSalle Bank N.A.

Distribution Date: 13-Nov-07
GreenPoint Mortgage Funding Trust 2007-HE1
Mortgage-Backed Notes
Series 2007-HE1
X
39539JAQ9
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total P&I Payment
0.00
CLASS X
(1)
N denotes notional balance not included in total
(2)
Accrued Interest plus/minus Interest Adjustment minus Deferred Interest equals Interest Payment
Principal Payment
Principal
Adjustment or
Loss
Deferred
Interest
Ending Certificate
Balance
Class
CUSIP
Original Face
Value
(1)
Beginning
Certificate
Balance
Interest Payment
(2)
Interest
Adjustment
Pass-Through
Rate

08-Nov-2007 01:10
(c) 2007 LaSalle Bank N.A.

A-1
39539JAA4
507,837,000.00
860.915489084
8.192808185
0.000000000
0.000000000
852.722680878
3.634886824
0.000000000
4.81000000%
A-2
39539JAB2
132,870,000.00
860.915489049
8.192808309
0.000000000
0.000000000
852.722680843
3.648757131
0.000000000
4.83000000%
B-1
39539JAH9
7,992,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
6.517951702
0.000000000
7.66000000%
B-2
39539JAJ5
14,985,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
6.517951285
0.000000000
7.66000000%
E
39539JAN6
666,016,193.09 N
880.038982912
0.000000000
0.000000000
0.000000000
867.955067306
0.000000000
0.000000000
N/A
R
39539JAP1
N/A
S
39539JAM8
N/A
Interest Adjustment*
Next Rate **
* Per $1,000 of Original Face Value ** Estimated
BOND PAYMENTS
Class
CUSIP
Original Face
Value
Beginning Certificate
Balance *
Principal Payment
*
Principal
Adjustment or
Loss
Deferred Interest *
Ending Certificate
Balance *
Interest Payment *
Distribution Date: 13-Nov-07
Statement to Certificate Holders (FACTORS)
GreenPoint Mortgage Funding Trust 2007-HE1
Mortgage-Backed Notes
Series 2007-HE1

08-Nov-2007 01:10
(c) 2007 LaSalle Bank N.A.

Distribution Date: 13-Nov-07
Statement to Certificate Holders (FACTORS)
GreenPoint Mortgage Funding Trust 2007-HE1
Mortgage-Backed Notes
Series 2007-HE1
X
39539JAQ9
N/A
* Per $1,000 of Original Face Value ** Estimated
CLASS X
Class
CUSIP
Original Face
Value
Beginning Certificate
Balance *
Principal Payment
*
Principal
Adjustment or
Loss
Deferred Interest *
Ending Certificate
Balance *
Interest Adjustment*
Next Rate **
Interest Payment *

08-Nov-2007 01:10
(c) 2007 LaSalle Bank N.A.

Interest Summary
Principal Summary
Reserve Fund
Interest Summary
Principal Summary
Beginning Balance
5,000.00
Scheduled Interest
4,157,255.57
Scheduled Prin Distribution
4,782.35
Withdrawal from Trust
0.00
Fees
287,162.14
Curtailments
(2,178,052.41)
Reimbursement from Waterfall
0.00
Remittance Interest
3,870,093.43
Prepayments in Full
5,965,549.81
Ending Balance
5,000.00
Other Interest Proceeds/Shortfalls
Liquidation Proceeds
67,319.74
Prepayment Penalties
0.00
Repurchase Proceeds
0.00
Special Hazard Amount
0.00
Other Interest Loss
0.00
Other Principal Proceeds
0.00
Fraud Loss Amount
0.00
Other Interest Proceeds
0.00
Remittance Principal
3,859,599.49
Bankruptcy Amount
0.00
Non-advancing Interest
0.00
Net PPIS/Relief Act Shortfall
0.00
Modification Shortfall
0.00
Insurance Policy
Other Interest Proceeds/Shortfalls
0.00
Interest Adjusted
3,870,093.43
Class A Guaranty Insurance Policy Premium
68,949.32
Fee Summary
Class A Guaranty Insurance Policy Draws
0.00
Total Servicing Fees
218,212.82
Events/Cycles
Total Trustee Fees
0.00
LPMI Fees
0.00
Managed Amortization Period in Effect
YES
Credit Manager's Fees
0.00
Rapid Amortization Period in Effect
NO
Misc. Fees / Trust Expense
0.00
Rapid Amortization Event
NO
Insurance Premium
68,949.32
Master Servicer Termination
NO
Total Fees
287,162.14
Event of Servicer Termination
NO
Draws on Line of Credit
Advances (Principal & Interest)
Borrower Draws
0.00
Prior Month's Outstanding Advances
N/A
Current Advances
N/A
Reimbursement of Prior Advances
N/A
Outstanding Advances
N/A
P&I Due Certificate Holders
7,729,692.92
Pool Source of Funds
Non-Pool Source of Funds
P&I Advances as of the end of the Due Period do not reflect the amount of advances remitted by the Servicer on the Servicer Remittance Date due to additional proceeds received between the end of the Due Period and the Servicer Remittance Date and netted from the P&I Advances stated as of the end of the Due Period.
Distribution Date: 13-Nov-07
Cash Reconciliation Summary
GreenPoint Mortgage Funding Trust 2007-HE1
Mortgage-Backed Notes
Series 2007-HE1

08-Nov-2007 01:10
(c) 2007 LaSalle Bank N.A.

Pool Detail
Performance Indicators
Factors Impacting Principal Payment Rules
WA Rates/Life
Historical
Amount
Count
Delinquency Levels
Num
Den
%
Fixed
Adj
Overall
Cut-off Pool Balance
666,016,193.09
9,871
3 mo. Rolling Average
42,220,736
586,276,328
7.22%
WAC - Remit Current
N/A
9.39%
9.39%
Cum Scheduled Principal
13,087.15
6 mo. Rolling Average
33,643,473
602,273,753
5.64%
WAC - Remit Original
N/A
9.74%
9.74%
Cum Unscheduled Principal
78,475,701.31
12 mo. Rolling Average
24,652,071
618,238,603
4.11%
WAC - Current
N/A
9.90%
9.90%
Cum Liquidations
9,455,274.93
Loss Levels
Amount
Count
WAC - Original
N/A
10.25%
10.25%
Cum Repurchases
0.00
3 mo. Cum Loss
9,340,272.09
112
WAL - Current
N/A
85.73
85.73
6 mo. Cum loss
9,372,753.90
113
WAL - Original
N/A
91.05
91.05
Current
Amount
Count
%
12 mo. Cum Loss
9,372,753.90
113
Beginning Pool
586,120,213.17
8,758
88.00%
Current Index Rate
Scheduled Principal
4,782.35
0.00%
Triggers
Next Index Rate
Unscheduled Principal
3,787,497.40
86
0.57%
Liquidations
4,255,803.72
50
0.64%
> Delinquency Trigger Event
(2)
YES
Repurchases
0.00
0
0.00%
Delinquency Event Calc
(1)
42,220,736.07
586,276,328
7.22%
Ending Pool
578,072,129.70
8,622
86.80%
> Loss Trigger Event?
(3)
NO
Average Loan Balance
67,046.18
Cumulative Loss
9,372,754
1.41%
Current Loss Detail
Amount
> Overall Trigger Event?
YES
Liquidation
4,255,803.72
Pool Composition
Realized Loss
4,188,483.98
Step Down Date
Realized Loss Adjustment
0.00
Distribution Count
9
Properties
%/Score
Net Liquidation
67,319.74
Current Specified Enhancement %
(4)
5.25%
Cut-off LTV
17.78%
Step Down %
(5)
14.50%
Cash Out/Refinance
61.70%
Credit Enhancement
Amount
%
Delinquent Event Threshold %
(6)
5.25%
SFR
60.66%
Original OC
2,332,193.09
0.35%
> Step Down Date?
NO
Target OC
25,641,623.43
3.85%
Min
Max
WA
Beginning OC
11,548,632.91
Extra Principal
1,389,590.08
FICO
631
825
700.70
OC Amount per PSA
7,360,148.92
1.11%
Cumulative Extra Principal
15,790,299.80
Ending OC
8,749,739.01
OC Release
0.00
Non-Senior Certificates
22,977,000.00
3.45%
Legend: (1) 60 Days+, REO, BK, F/C % (3) Condn: Cum Loss > specified thresholds (5) Defined Benchmark (7) Condn: Distn Cnt > 36, (4) > (5)
(2) (1)>(4)*(6) then TRUE (4) Non-Senior Certs + OC Amount / Ending Pool Bal (6) Defined Benchmark (Used in Delinq Event Calc)
Note: Delinquency and Loss Event Triggers may be flagged as "Yes" prior to the Step Down Date on account of the percentage thresholds being breached.
Owner Occupied
485,031,213.30
84.55%
Balance
101,983,352.88
353,951,258.64
348,017,268.67
Misc/Additional Information
Pool Level Information
5.091250%
4.660000%
Distribution Date: 13-Nov-07
Pool Detail and Performance Indicators Total (All Loans)
GreenPoint Mortgage Funding Trust 2007-HE1
Mortgage-Backed Notes
Series 2007-HE1

08-Nov-2007 01:10
(c) 2007 LaSalle Bank N.A.

A-1
Act/360
29
437,204,739.23
5.241250000%
1,845,930.02
0.00
0.00
1,845,930.02
1,845,930.02
0.00
0.00
0.00
0.00
No
A-2
Act/360
29
114,389,841.03
5.261250000%
484,810.36
0.00
0.00
484,810.36
484,810.36
0.00
0.00
0.00
0.00
No
B-1
Act/360
29
7,992,000.00
8.091250000%
52,091.47
0.00
0.00
52,091.47
52,091.47
0.00
0.00
0.00
0.00
No
B-2
Act/360
29
14,985,000.00
8.091250000%
97,671.50
0.00
0.00
97,671.50
97,671.50
0.00
0.00
0.00
0.00
No
E
586,120,213.17
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
No
R
0.00
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
S
0.00
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
X
0.00
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
Total
574,571,580.26
2,480,503.35
0.00
0.00
2,480,503.35
2,480,503.35
0.00
0.00
0.00
0.00
Remaining
Basis Risk
Carry-Fwd
Shortfall
Outstanding Relief
Act / Prepayment
Interest Shortfalls
Net Cap
Rate in
Effect Y/N
(1)
Basis Risk Carry-Forward Shortfall - difference between LIBOR plus margin and the Net Rate Cap.
Distributable
Certificate
Interest
Interest Payment
Amount
Current Period
(Shortfall) /
Recovery
Remaining Int
Carry-Forward
Shortfall
- - A c c r u a l - -
- - - - - - - - O u t s t a n d i n g - - - - - - - -
Class
Method
Days
Opening Balance
Pass-Thru Rate
Accrual
Certificate
Interest
Total Interest
Additions
Total Interest
Deductions
Distribution Date: 13-Nov-07
Bond Interest Reconciliation - Part I
GreenPoint Mortgage Funding Trust 2007-HE1
Mortgage-Backed Notes
Series 2007-HE1

08-Nov-2007 01:10
(c) 2007 LaSalle Bank N.A.

A-1
9-Nov-07
15-Oct-07
13-Nov-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
9-Nov-07
15-Oct-07
13-Nov-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
B-1
9-Nov-07
15-Oct-07
13-Nov-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
B-2
9-Nov-07
15-Oct-07
13-Nov-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
E
31-Oct-07
15-Oct-07
13-Nov-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R
31-Oct-07
1-Oct-07
1-Nov-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
S
31-Oct-07
1-Oct-07
1-Nov-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
X
31-Oct-07
1-Oct-07
1-Nov-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Current Basis Risk
Carry-Fwd
Shortfall
(1)
Other Interest Proceeds are additional interest amounts specifically allocated to the bond(s) and used in determining the bonds Distributable Interest.
(2)
Interest Carry-Forward Shortfall is unpaid interest with interest thereon.
(3)
Basis Risk Carry-Forward Shortfall - difference between LIBOR plus margin and the Net Rate Cap.
Prior Shortfall
Reimbursement
Other Interest
Proceeds
(1)
Other Interest
Losses
Current Int Carry-
Fwd Shortfall
(2)
- - - - - - - - - - - - - - - - - - - - - - - - - - - A d d i t i o n s - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- - - - - - - - - - - D e d u c t i o n s - - - - - - - - - -
Class
Record Date
Prior Interest Due
Date
Current Interest
Due Date
Interest Rate
SWAP Agreement
Deposits from YM
Agreement
Prepayment
Premiums
Prior Int Carry-Fwd
Shortfall
Distribution Date: 13-Nov-07
Bond Interest Reconciliation - Part II
GreenPoint Mortgage Funding Trust 2007-HE1
Mortgage-Backed Notes
Series 2007-HE1

08-Nov-2007 01:10
(c) 2007 LaSalle Bank N.A.

A-1
507,837,000.00
437,204,739.23
3,790.58
3,055,404.06
1,101,416.49
0.00
0.00
0.00
0.00
433,044,128.09
13-Dec-32
N/A
N/A
A-2
132,870,000.00
114,389,841.03
991.77
799,413.08
288,173.59
0.00
0.00
0.00
0.00
113,301,262.60
13-Dec-32
N/A
N/A
B-1
7,992,000.00
7,992,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
7,992,000.00
15-Dec-31
N/A
N/A
B-2
14,985,000.00
14,985,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
14,985,000.00
15-Dec-31
N/A
N/A
E
666,016,193.09
586,120,213.17
0.00
0.00
0.00
0.00
0.00
0.00
0.00
578,072,129.70
15-Dec-31
N/A
N/A
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
15-Dec-31
N/A
N/A
S
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
15-Dec-31
N/A
N/A
X
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
15-Dec-31
N/A
N/A
Total
663,684,000.00
574,571,580.26
4,782.35
3,854,817.14
1,389,590.08
0.00
0.00
0.00
0.00
569,322,390.69
Rated
Final
Maturity
Original
Current
Current
Losses
Cumulative
Losses
Interest on
Losses
Ending
Class Balance
- - - - - - - - - - - - - - - - L o s s e s - - - - - - - - - - - - - - -
- Credit Support -
Class
Original Class
Balance
Beginning Class
Balance
Scheduled Principal
Payment
Unscheduled
Principal
Payment
Extra
Principal
Payment
Prior
Loss
Reimburs.
Distribution Date: 13-Nov-07
Bond Principal Reconciliation
GreenPoint Mortgage Funding Trust 2007-HE1
Mortgage-Backed Notes
Series 2007-HE1

08-Nov-2007 01:10
(c) 2007 LaSalle Bank N.A.

Class
CUSIP
Fitch
Moody's
DBRS
S&P
A-1
39539JAA4
NR
Aaa
NR
AAA
A-2
39539JAB2
NR
Aaa
NR
AAA
B-1
39539JAH9
NR
Baa2
NR
BBB-
B-2
39539JAJ5
NR
NR
NR
NR
E
39539JAN6
NR
NR
NR
NR
X
39539JAQ9
NR
NR
NR
AAA
NR - Designates that the class was not rated by the rating agency.
(1)
Changed ratings provided on this report are based on information provided by the applicable rating agency via electronic transmission. It shall be understood that this transmission will generally have been provided to LaSalle within 30 days of the payment date listed on this statement. Because ratings may have changed during the 30 day window, or may not be being provided by the rating agency in an electronic format and therefore not being updated on this report, LaSalle recommends that investors obtain current rating information directly from the rating agency.
- - - - - - - - - - - - O r i g i n a l R a t i n g s - - - - - - - - - -
- - - - - - - - - - - - - - - - R a t i n g s C h a n g e / C h a n g e D a t e
(1)
- - - - - - - - - - - - - - - -
Fitch
Moody's
DBRS
S&P
Distribution Date: 13-Nov-07
Ratings Information
GreenPoint Mortgage Funding Trust 2007-HE1
Mortgage-Backed Notes
Series 2007-HE1

08-Nov-2007 01:10
(c) 2007 LaSalle Bank N.A.

Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
13-Nov-07
7,727
505,422,608
261
20,982,685
188
16,080,342
446
35,586,494
0
0
0
0
0
0
15-Oct-07
7,960
520,944,675
283
23,985,781
162
12,848,903
353
28,340,854
0
0
0
0
0
0
13-Sep-07
8,240
543,978,663
217
16,852,365
134
9,957,666
289
23,847,948
0
0
0
0
0
0
13-Aug-07
8,471
559,855,862
200
15,773,940
126
10,033,416
255
22,789,629
0
0
0
0
0
0
13-Jul-07
8,713
579,130,114
183
14,591,232
86
6,714,929
187
17,226,768
0
0
0
0
0
0
13-Jun-07
8,975
599,862,882
133
10,400,878
80
6,650,654
122
11,783,232
0
0
0
0
0
0
14-May-07
9,208
616,022,303
121
9,734,581
77
6,735,571
62
6,433,909
0
0
0
0
0
0
13-Apr-07
9,444
632,760,080
112
9,835,545
73
6,838,322
0
0
0
0
0
0
0
0
13-Mar-07
9,687
650,757,347
122
11,387,248
0
0
0
0
0
0
0
0
0
0
13-Nov-07
89.62%
87.43%
3.03%
3.63%
2.18%
2.78%
5.17%
6.16%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
15-Oct-07
90.89%
88.88%
3.23%
4.09%
1.85%
2.19%
4.03%
4.84%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
13-Sep-07
92.79%
91.48%
2.44%
2.83%
1.51%
1.67%
3.25%
4.01%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
13-Aug-07
93.58%
92.01%
2.21%
2.59%
1.39%
1.65%
2.82%
3.75%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
13-Jul-07
95.03%
93.76%
2.00%
2.36%
0.94%
1.09%
2.04%
2.79%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
13-Jun-07
96.40%
95.41%
1.43%
1.65%
0.86%
1.06%
1.31%
1.87%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
14-May-07
97.25%
96.42%
1.28%
1.52%
0.81%
1.05%
0.65%
1.01%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
13-Apr-07
98.08%
97.43%
1.16%
1.51%
0.76%
1.05%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
13-Mar-07
98.76%
98.28%
1.24%
1.72%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Total (All Loans)
Total (All Loans)
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Distribution Date: 13-Nov-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
GreenPoint Mortgage Funding Trust 2007-HE1
Mortgage-Backed Notes
Series 2007-HE1

08-Nov-2007 01:10
(c) 2007 LaSalle Bank N.A.

#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
13-Nov-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
15-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
13-Sep-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
13-Aug-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
13-Jul-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
13-Jun-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
14-May-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
13-Apr-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
13-Mar-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
13-Nov-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
15-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
13-Sep-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
13-Aug-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
13-Jul-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
13-Jun-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
14-May-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
13-Apr-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
13-Mar-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
61-90 Days
90 + Days
Total (All Loans)
Total (All Loans)
61-90 Days
90 + Days
Current
31-60 Days
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days
Distribution Date: 13-Nov-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
GreenPoint Mortgage Funding Trust 2007-HE1
Mortgage-Backed Notes
Series 2007-HE1

08-Nov-2007 01:10
(c) 2007 LaSalle Bank N.A.

Insurance
Substitution
Liquidation
Remaining Term
#
Balance
#
Balance
Proceeds
Proceeds
Proceeds
#
Amount
Life
Coupon
Remit
13-Nov-07
8,622
578,072,130
86
5,965,550
0.00
0.00
67,319.74
50
4,188,484
86
9.90%
9.39%
15-Oct-07
8,758
586,120,213
68
4,918,731
0.00
0.00
4,283.10
54
4,406,385
86
10.27%
9.76%
13-Sep-07
8,880
594,636,642
164
14,771,468
0.00
0.00
0.00
8
745,404
87
10.29%
9.77%
13-Aug-07
9,052
608,452,848
118
10,073,355
0.00
0.00
0.00
0
0
89
10.28%
9.76%
13-Jul-07
9,169
617,663,043
140
11,117,748
0.00
0.00
10,918.19
1
32,482
89
10.28%
9.76%
13-Jun-07
9,310
628,697,645
158
11,874,536
0.00
0.00
0.00
0
0
90
10.28%
9.76%
14-May-07
9,468
638,926,364
161
13,980,861
0.00
0.00
0.00
0
0
90
10.28%
9.76%
13-Apr-07
9,629
649,433,947
180
15,742,948
0.00
0.00
0.00
0
0
91
10.28%
9.76%
13-Mar-07
9,809
662,144,595
62
4,950,322
0.00
0.00
0.00
0
0
91
10.25%
9.74%
Curr Weighted Avg.
Total (All Loans)
Distribution
Date
Ending Pool
Payoffs
Realized Losses
Distribution Date: 13-Nov-07
Asset-Backed Facts ~ 15 Month Historical Payoff/Loss Summary
GreenPoint Mortgage Funding Trust 2007-HE1
Mortgage-Backed Notes
Series 2007-HE1

08-Nov-2007 01:10
(c) 2007 LaSalle Bank N.A.

SMM (Single Monthly Mortality)
Total
Current Period
1.37%
3-Month Average
1.69%
6-Month Average
1.65%
12-Month Average
1.56%
Average Since Cut-Off
1.56%
CPR (Conditional Prepayment Rate)
Total
Current Period
15.28%
3-Month Average
18.42%
6-Month Average
18.08%
12-Month Average
17.09%
Average Since Cut-Off
17.09%
PSA (Public Securities Association)
Total
Current Period
255%
3-Month Average
307%
6-Month Average
301%
12-Month Average
285%
Average Since Cut-Off
285%
SMM
Single Monthly Mortality
(Partial and Full Prepayments + Repurchases + Curtailments + Liquidations + Other Prin Proceeds) / (Beginning Collateral Bal - Scheduled Prin)
CPR
Conditional Prepayment Rate
1 - (1 - SMM)^12)
PSA
Public Securities Association
100 * CPR / (0.2 * MIN(30,WAS))
WAS
Weighted Average Seasoning
(Original Term - Remaining Term) * (Current Scheduled Balance / Deal Scheduled Principal Balance)
Total (All Loans)
Distribution Date: 13-Nov-07
Prepayment Summary
GreenPoint Mortgage Funding Trust 2007-HE1
Mortgage-Backed Notes
Series 2007-HE1
0.00%
2.43%
4.86%
7.29%
9.71%
12.14%
14.57%
17.00%
Dec-06
Jan-07
Feb-07
Mar-07
Apr-07
May-07
Jun-07
Jul-07
Aug-07
Sep-07
Oct-07
Nov-07
0.00%
14.29%
28.57%
42.86%
57.14%
71.43%
85.71%
100.00%
Dec-06
Jan-07
Feb-07
Mar-07
Apr-07
May-07
Jun-07
Jul-07
Aug-07
Sep-07
Oct-07
Nov-07
0%
229%
457%
686%
914%
1143%
1371%
1600%
Dec-06
Jan-07
Feb-07
Mar-07
Apr-07
May-07
Jun-07
Jul-07
Aug-07
Sep-07
Oct-07
Nov-07

08-Nov-2007 01:10
(c) 2007 LaSalle Bank N.A.

Min
Max
Count
% of Total
Balance
% of Total
Min
Max
Count
% of Total
Balance
% of Total
0
to
21,000
862
10.09%
12,205,641
2.11%
0
to
20,000
1,011
10.24%
12,782,788
1.92%
21,000
to
28,000
729
8.53%
18,071,967
3.13%
20,000
to
27,000
834
8.45%
20,062,411
3.01%
28,000
to
35,000
789
9.23%
24,888,267
4.31%
27,000
to
34,000
878
8.89%
26,818,715
4.03%
35,000
to
42,000
718
8.40%
27,612,523
4.78%
34,000
to
41,000
851
8.62%
31,879,602
4.79%
42,000
to
49,000
666
7.79%
30,395,456
5.26%
41,000
to
48,000
740
7.50%
33,063,166
4.96%
49,000
to
54,000
519
6.07%
26,624,889
4.61%
48,000
to
53,000
612
6.20%
30,926,150
4.64%
54,000
to
70,000
1,258
14.72%
77,632,310
13.43%
53,000
to
69,000
1,398
14.16%
85,034,840
12.77%
70,000
to
86,000
794
9.29%
61,403,503
10.62%
69,000
to
85,000
955
9.67%
72,870,602
10.94%
86,000
to
102,000
712
8.33%
67,466,558
11.67%
85,000
to
101,000
787
7.97%
74,103,204
11.13%
102,000
to
118,000
367
4.29%
40,574,665
7.02%
101,000
to
117,000
430
4.36%
47,068,182
7.07%
118,000
to
132,000
285
3.33%
35,606,941
6.16%
117,000
to
134,000
401
4.06%
50,241,736
7.54%
132,000
to
500,000
847
9.91%
155,589,454
26.92%
134,000
to
749,000
974
9.87%
181,164,798
27.20%
8,546
100.00%
578,072,174
100.00%
9,871
100.00%
666,016,193
100.00%
Min
Max
Count
% of Total
Balance
% of Total
Min
Max
Count
% of Total
Balance
% of Total
7.50%
to
8.38%
874
10.23%
63,094,963
10.91%
5.25%
to
8.75%
1,116
11.31%
83,987,322
12.61%
8.38%
to
8.69%
412
4.82%
25,709,627
4.45%
8.75%
to
9.09%
476
4.82%
28,963,485
4.35%
8.69%
to
9.00%
652
7.63%
50,338,569
8.71%
9.09%
to
9.44%
554
5.61%
43,074,901
6.47%
9.00%
to
9.31%
459
5.37%
34,646,823
5.99%
9.44%
to
9.78%
833
8.44%
59,885,400
8.99%
9.31%
to
9.63%
799
9.35%
63,271,593
10.95%
9.78%
to
10.13%
1,036
10.50%
85,281,317
12.80%
9.63%
to
10.00%
1,276
14.93%
91,414,526
15.81%
10.13%
to
10.50%
1,567
15.87%
111,367,779
16.72%
10.00%
to
10.30%
876
10.25%
51,949,053
8.99%
10.50%
to
10.75%
1,068
10.82%
61,780,948
9.28%
10.30%
to
10.59%
595
6.96%
45,675,624
7.90%
10.75%
to
11.00%
706
7.15%
57,350,545
8.61%
10.59%
to
10.89%
728
8.52%
45,899,202
7.94%
11.00%
to
11.25%
660
6.69%
39,461,933
5.93%
10.89%
to
11.19%
664
7.77%
34,978,154
6.05%
11.25%
to
11.50%
740
7.50%
31,963,604
4.80%
11.19%
to
11.50%
660
7.72%
38,996,534
6.75%
11.50%
to
11.75%
343
3.47%
23,536,191
3.53%
11.50%
to
14.00%
551
6.45%
32,097,506
5.55%
11.75%
to
14.50%
772
7.82%
39,362,767
5.91%
8,546
100.00%
578,072,174
100.00%
9,871
100.00%
666,016,193
100.00%
Total (All Loans)
Distribution by Current Ending Principal Balance
Distribution by Cut-off Principal Balance
Distribution by Current Mortgage Rate
Distribution by Original Mortgage Rate
Distribution Date: 13-Nov-07
Mortgage Loan Characteristics Part I
GreenPoint Mortgage Funding Trust 2007-HE1
Mortgage-Backed Notes
Series 2007-HE1

08-Nov-2007 01:10
(c) 2007 LaSalle Bank N.A.

8,546
578,072,174
100.00%
85.73
9.90%
9,871
666,016,193
100.00%
190.40
10.24%
8,546
578,072,174
100.00%
9,871
666,016,193
100.00%
5,000
351,602,672
60.82%
86.06
9.83%
5,863
407,835,124
61.24%
192.61
10.16%
1,518
104,438,091
18.07%
87.27
9.88%
1,732
121,975,122
18.31%
189.56
10.20%
871
59,909,840
10.36%
82.29
10.26%
987
66,795,225
10.03%
182.29
10.66%
1,010
51,620,051
8.93%
83.08
10.05%
1,126
57,984,255
8.71%
186.33
10.46%
147
10,501,520
1.82%
91.90
9.87%
163
11,426,467
1.72%
188.70
10.18%
8,546
578,072,174
100.00%
9,871
666,016,193
100.00%
Total
Multifamily
Condo - Low Facility
Condo - High Facility
Distribution by Property Types (Cut-off)
Property Type
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
SF Attached Dwelling
PUD
Total
Condo - High Facility
SF Attached Dwelling
PUD
Multifamily
Condo - Low Facility
Distribution by Property Types (Current)
Property Type
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
Total
Adjustable
Distribution by Product Characteristics (Cut-off)
Product Type
# of
Loans
Original Principal
Balance
% of
Balance
WAMM
WAC
Total
Distribution by Product Characteristics (Current)
Product Type
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
Adjustable
Total (All Loans)
Distribution Date: 13-Nov-07
Mortgage Loan Characteristics Part II
GreenPoint Mortgage Funding Trust 2007-HE1
Mortgage-Backed Notes
Series 2007-HE1

08-Nov-2007 01:10
(c) 2007 LaSalle Bank N.A.

Distribution Date: 13-Nov-07
Mortgage Loan Characteristics Part II
GreenPoint Mortgage Funding Trust 2007-HE1
Mortgage-Backed Notes
Series 2007-HE1
6,322
481,944,738
83.37%
85.38
9.76%
7,346
559,593,980
84.02%
192.38
10.10%
2,084
89,551,459
15.49%
87.15
10.60%
2,359
98,619,322
14.81%
180.00
11.00%
140
6,575,977
1.14%
92.30
10.52%
166
7,802,891
1.17%
180.00
10.83%
8,546
578,072,174
100.00%
9,871
666,016,193
100.00%
4,690
343,179,097
59.37%
85.10
9.83%
5,401
387,693,893
58.21%
195.78
10.16%
3,404
212,385,396
36.74%
86.79
10.03%
3,968
253,040,564
37.99%
182.79
10.39%
452
22,507,681
3.89%
85.38
9.75%
502
25,281,736
3.80%
184.08
10.05%
8,546
578,072,174
100.00%
9,871
666,016,193
100.00%
Distribution by Loan Purpose (Current)
Loan Purpose
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
Distribution by Loan Purpose (Cut-off)
Loan Purpose
Total
Distribution by Occupancy Type (Cut-off)
Occupancy Type
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
Total
Distribution by Occupancy Type (Current)
Total (All Loans)
Total
Total
Purchase
Purchase
Refinance/No Cash Out
Refinance/No Cash Out
Refinance/Equity Takeout
Refinance/Equity Takeout
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
Non-Owner Occupied
Non-Owner Occupied
Owner Occupied - Secondary Residence
Owner Occupied - Secondary Residence
Owner Occupied - Primary Residence
Owner Occupied - Primary Residence
Occupancy Type
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC

08-Nov-2007 01:10
(c) 2007 LaSalle Bank N.A.

Distribution Date: 13-Nov-07
Mortgage Loan Characteristics Part II
GreenPoint Mortgage Funding Trust 2007-HE1
Mortgage-Backed Notes
Series 2007-HE1
8,546
578,072,174
100.00%
85.73
9.90%
9,871
666,016,193
100.00%
190.40
10.24%
WAC
# of
Loans
Ending Balance
% of
Balance
WAMM
Total (All Loans)
Greenpoint
Greenpoint
Originator
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
Originator
Distribution by Originator Concentration > 10% (Current)
Distribution by Originator Concentration > 10% (Cut-off)

08-Nov-2007 01:10
(c) 2007 LaSalle Bank N.A.

WAMM
WAC
California
3,858
317,389,170
54.90%
87
9.79%
New York
491
40,543,178
7.01%
90
9.75%
Florida
728
36,855,607
6.38%
85
10.15%
Washington
522
27,314,303
4.73%
82
10.11%
Virginia
263
18,091,361
3.13%
78
9.96%
Maryland
267
18,045,835
3.12%
94
10.16%
Arizona
352
17,155,429
2.97%
76
10.21%
Nevada
290
17,016,709
2.94%
87
9.91%
New Jersey
220
12,880,862
2.23%
86
9.97%
Oregon
191
12,201,383
2.11%
87
10.06%
Remaining
1,364
60,578,336
10.48%
83
10.14%
WAMM
WAC
California
4,447
364,492,335
54.73%
191
10.12%
New York
569
45,038,815
6.76%
199
10.06%
Florida
795
40,006,546
6.01%
188
10.50%
Washington
637
34,580,341
5.19%
187
10.49%
Maryland
323
22,021,358
3.31%
188
10.39%
Virginia
300
20,544,305
3.08%
190
10.29%
Arizona
391
19,537,331
2.93%
189
10.46%
Nevada
325
19,318,218
2.90%
190
10.23%
New Jersey
264
14,977,254
2.25%
188
10.34%
Oregon
226
14,177,829
2.13%
190
10.41%
Remaining
1,594
71,321,861
10.71%
187
10.56%
(1)
Based on Current Period Ending Principal Balance
Top 10 Original State Concentration
Geographic
Distribution
# of
Loans
Balance
(1)
% of
Balance
Total (All Loans)
Top 10 Current State Concentration
Geographic
Distribution
# of
Loans
Balance
(1)
% of
Balance
Distribution Date: 13-Nov-07
Geographic Concentration
GreenPoint Mortgage Funding Trust 2007-HE1
Mortgage-Backed Notes
Series 2007-HE1
Top 10 Current State Concentration
California
Washington
Florida
New York
Oregon
New Jersey
Nevada
Arizona
Maryland
Virginia
Remaining

08-Nov-2007 01:10
(c) 2007 LaSalle Bank N.A.

16726594
200711
298,667.32
(124.44)
298,667.32
298,667.32
298,791.76
C
16725185
200711
189,228.39
(78.85)
189,228.39
189,228.39
189,307.24
C
16824916
200711
149,944.99
(62.48)
149,944.99
149,944.99
150,007.47
C
16703932
200711
148,000.00
(61.67)
148,000.00
148,000.00
148,061.67
C
16815791
200711
141,500.00
(58.96)
141,500.00
141,500.00
141,558.96
C
16817441
200711
141,000.00
(58.75)
141,000.00
141,000.00
141,058.75
C
16825003
200711
137,000.00
(57.08)
137,000.00
137,000.00
137,057.08
C
16817649
200711
135,000.00
(56.25)
135,000.00
135,000.00
135,056.25
C
16702696
200711
131,927.09
(54.97)
131,927.09
131,927.09
131,982.06
C
16825037
200711
122,600.00
(51.08)
122,600.00
122,600.00
122,651.08
C
16726536
200711
121,800.00
(50.75)
121,800.00
121,800.00
121,850.75
C
16727566
200711
119,309.59
(49.71)
119,309.59
119,309.59
119,359.30
C
16816144
200711
116,000.00
(48.33)
116,000.00
116,000.00
116,048.33
C
16816103
200711
103,500.00
(43.13)
103,500.00
103,500.00
103,543.13
C
16725895
200711
102,000.00
(42.50)
102,000.00
102,000.00
102,042.50
C
16703512
200711
100,000.00
48,567.33
51,432.67
51,432.67
51,432.67
S
16817646
200711
99,719.78
(41.55)
99,719.78
99,719.78
99,761.33
C
16702847
200711
97,000.00
(40.42)
97,000.00
97,000.00
97,040.42
C
16703665
200711
91,623.36
(38.18)
91,623.36
91,623.36
91,661.54
C
16702054
200711
89,925.17
(37.47)
89,925.17
89,925.17
89,962.64
C
16818187
200711
89,904.89
(37.46)
89,904.89
89,904.89
89,942.35
C
16726374
200711
86,239.32
(35.93)
86,239.32
86,239.32
86,275.25
C
16700918
200711
85,000.00
(35.42)
85,000.00
85,000.00
85,035.42
C
16726731
200711
85,000.00
17,946.08
67,053.92
67,053.92
67,053.92
S
16703863
200711
84,000.00
(35.00)
84,000.00
84,000.00
84,035.00
C
C
M
N
O
P
REO
Short Pay
Third Party
Write-off
Assigned
R
S
T
W
A

1
2
3
4
5
6
7
8
9
Liq. Type Code - Legend
Charge-off
Matured
Repurchase
Note Sale
Paid in Full
Adjustment Legend
Escrow Bal/Adv
MREC
Rest'd Escrow
Replacement Res.
Suspense
Third Party
Charged Off/Matured
Side Note
Manual
0.00
67,053.92
0.00
35.00
84,035.00
0.00
35.93
86,275.25
0.00
35.42
85,035.42
0.00
37.47
89,962.64
0.00
37.46
89,942.35
0.00
40.42
97,040.42
0.00
38.18
91,661.54
0.00
0.00
51,432.67
0.00
41.55
99,761.33
0.00
43.13
103,543.13
0.00
42.50
102,042.50
0.00
49.71
119,359.30
0.00
48.33
116,048.33
0.00
51.08
122,651.08
0.00
50.75
121,850.75
0.00
56.25
135,056.25
0.00
54.97
131,982.06
0.00
58.75
141,058.75
0.00
57.08
137,057.08
0.00
61.67
148,061.67
0.00
58.96
141,558.96
0.00
78.85
189,307.24
0.00
62.48
150,007.47
0.00
Loss-Certs
Adjusted
Liq Type
Adj Type
124.44
298,791.76
0.00
Total (All Loans)
Disclosure Control
#
Period
Original
Liquidation
Balance
Net Liquidation
Proceeds
Loss-Loan Non-
adjusted
Loss to Trust
Loss-Certs Non-
adjusted
Subsequent
Recov/(Exp)
Loss-Loan
Adjusted
Distribution Date: 13-Nov-07
Current Period Realized Loss Detail
GreenPoint Mortgage Funding Trust 2007-HE1
Mortgage-Backed Notes
Series 2007-HE1

08-Nov-2007 01:10
(c) 2007 LaSalle Bank N.A.

Distribution Date: 13-Nov-07
Current Period Realized Loss Detail
GreenPoint Mortgage Funding Trust 2007-HE1
Mortgage-Backed Notes
Series 2007-HE1
16727412
200711
82,500.00
(34.38)
82,500.00
82,500.00
82,534.38
C
16701608
200711
72,977.75
(30.41)
72,977.75
72,977.75
73,008.16
C
16703314
200711
68,477.09
(28.53)
68,477.09
68,477.09
68,505.62
C
16727743
200711
68,000.00
(28.33)
68,000.00
68,000.00
68,028.33
C
16816153
200711
68,000.00
(28.33)
68,000.00
68,000.00
68,028.33
C
16825205
200711
67,200.00
(28.00)
67,200.00
67,200.00
67,228.00
C
16703440
200711
62,500.00
(26.04)
62,500.00
62,500.00
62,526.04
C
16816197
200711
57,000.00
(23.75)
57,000.00
57,000.00
57,023.75
C
16727163
200711
55,597.53
(23.17)
55,597.53
55,597.53
55,620.70
C
16825617
200711
50,556.97
(21.07)
50,556.97
50,556.97
50,578.04
C
16725791
200711
50,000.00
(20.83)
50,000.00
50,000.00
50,020.83
C
16700583
200711
48,599.99
(20.25)
48,599.99
48,599.99
48,620.24
C
16817764
200711
48,579.73
(20.24)
48,579.73
48,579.73
48,599.97
C
16726931
200711
46,930.79
(19.55)
46,930.79
46,930.79
46,950.34
C
16724323
200711
44,500.00
(18.54)
44,500.00
44,500.00
44,518.54
C
16727351
200711
42,000.00
(17.50)
42,000.00
42,000.00
42,017.50
C
16727405
200711
38,984.56
(16.24)
38,984.56
38,984.56
39,000.80
C
16702447
200711
38,682.46
(16.12)
38,682.46
38,682.46
38,698.58
C
16724338
200711
32,500.00
(13.54)
32,500.00
32,500.00
32,513.54
C
16702111
200711
29,525.68
(12.30)
29,525.68
29,525.68
29,537.98
C
16825030
200711
27,292.43
2,491.13
24,801.30
24,801.30
24,801.30
S
16817616
200711
24,600.00
(10.25)
24,600.00
24,600.00
24,610.25
C
16701467
200711
23,989.55
(10.00)
23,989.55
23,989.55
23,999.55
C
16825262
200711
23,919.29
(9.97)
23,919.29
23,919.29
23,929.26
C
16815614
200711
17,000.00
(7.08)
17,000.00
17,000.00
17,007.08
C
C
M
N
O
P
REO
Short Pay
Third Party
Write-off
Assigned
R
S
T
W
A

1
2
3
4
5
6
7
8
9
Third Party
Charged Off/Matured
Side Note
Manual
7.08
17,007.08
0.00
Liq. Type Code - Legend
Charge-off
Matured
Repurchase
Note Sale
Paid in Full
Adjustment Legend
Escrow Bal/Adv
MREC
Rest'd Escrow
Replacement Res.
Suspense
10.00
23,999.55
0.00
9.97
23,929.26
0.00
0.00
24,801.30
0.00
10.25
24,610.25
0.00
13.54
32,513.54
0.00
12.30
29,537.98
0.00
16.24
39,000.80
0.00
16.12
38,698.58
0.00
18.54
44,518.54
0.00
17.50
42,017.50
0.00
20.24
48,599.97
0.00
19.55
46,950.34
0.00
20.83
50,020.83
0.00
20.25
48,620.24
0.00
23.17
55,620.70
0.00
21.07
50,578.04
0.00
26.04
62,526.04
0.00
23.75
57,023.75
0.00
28.33
68,028.33
0.00
28.00
67,228.00
0.00
28.53
68,505.62
0.00
28.33
68,028.33
0.00
34.38
82,534.38
0.00
30.41
73,008.16
0.00
Loss-Loan
Adjusted
Loss-Certs
Adjusted
Liq Type
Adj Type
Loss-Loan Non-
adjusted
Loss to Trust
Loss-Certs Non-
adjusted
Subsequent
Recov/(Exp)
Disclosure Control
#
Period
Original
Liquidation
Balance
Net Liquidation
Proceeds
Total (All Loans)

08-Nov-2007 01:10
(c) 2007 LaSalle Bank N.A.

Distribution Date: 13-Nov-07
Current Period Realized Loss Detail
GreenPoint Mortgage Funding Trust 2007-HE1
Mortgage-Backed Notes
Series 2007-HE1
Current Total
4,255,803.72
67,319.74
4,186,799.18
4,186,799.18
4,188,483.98
Cumulative
9,454,964.47
82,521.03
9,368,669.29
9,368,979.75
9,372,753.90
C
M
N
O
P
REO
Short Pay
Third Party
Write-off
Assigned
R
S
T
W
A

1
2
3
4
5
6
7
8
9
Third Party
Charged Off/Matured
Side Note
Manual
Liq. Type Code - Legend
Charge-off
Matured
Repurchase
Note Sale
Paid in Full
Adjustment Legend
Escrow Bal/Adv
MREC
Rest'd Escrow
Replacement Res.
Suspense
3,774.15
9,372,443.44
(310.46)
1,684.80
4,188,483.98
0.00
Loss-Loan
Adjusted
Loss-Certs
Adjusted
Liq Type
Adj Type
Total (All Loans)
Disclosure Control
#
Period
Original
Liquidation
Balance
Net Liquidation
Proceeds
Loss-Loan Non-
adjusted
Loss to Trust
Loss-Certs Non-
adjusted
Subsequent
Recov/(Exp)

08-Nov-2007 01:10
(c) 2007 LaSalle Bank N.A.

Distribution Date
Beginning Scheduled
Balance
Net Liquidation
Proceeds
Realized Loss
Loan Count
Realized Loss
Adjusted
Cumulative
Realized Loss
Amount
Count
Amount
Count
Amount
Count
13-Nov-07
4,255,803.72
67,319.74
4,188,483.98
50
0.00
0
0.00
0
0.00
0
4,188,483.98
9,372,753.90
15-Oct-07
4,410,667.70
4,283.10
4,406,384.60
54
0.00
0
0.00
0
0.00
0
4,406,384.60
5,184,269.92
13-Sep-07
745,093.05
0.00
745,093.05
8
(310.46)
8
0.00
0
0.00
0
745,403.51
777,885.32
13-Aug-07
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
32,481.81
13-Jul-07
43,400.00
10,918.19
32,481.81
1
0.00
0
0.00
0
0.00
0
32,481.81
32,481.81
13-Jun-07
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
14-May-07
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
13-Apr-07
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
13-Mar-07
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
Total
9,454,964.47
82,521.03
9,372,443.44
113
(310.46)
8
0.00
0
0.00
0
9,372,753.90
Total (All Loans)
- - - - - - - - - - - - - - - - - C u r r e n t R e a l i z e d L o s s - - - - - - - - - - - - - - - - -
- - - - - - - - - - - - - - P r e v i o u s L i q u i d a t i o n s / P a y o f f s - - - - - - - - - - - - - -
Claims on Prior
Liquidations
Recovery on Prior
Liquidations
(Claims)/Recoveries on
Prior Payoffs
Distribution Date: 13-Nov-07
Historical Realized Loss Summary
GreenPoint Mortgage Funding Trust 2007-HE1
Mortgage-Backed Notes
Series 2007-HE1

08-Nov-2007 01:10
(c) 2007 LaSalle Bank N.A.

MDR (monthly Default Rate)
Total
Current Period
0.73%
3-Month Average
0.53%
6-Month Average
0.27%
12-Month Average
0.13%
Average Since Cut-Off
0.18%
CDR (Conditional Default Rate)
Total
Current Period
8.37%
3-Month Average
6.13%
6-Month Average
3.08%
12-Month Average
1.54%
Average Since Cut-Off
2.05%
SDA (Standard Default Assumption)
Total
Current Period
279.12%
3-Month Average
204.22%
6-Month Average
102.57%
12-Month Average
51.28%
Average Since Cut-Off
68.38%
MDR
Monthly Default Rate
(Beginning Principal Balance of Liquidated Loans) / (Total Beginning Principal Balance)
CDR
Conditional Default Rate
1 - (1 - MDR)^12
SDA
Standard Default Assumption
If WAS=30 then CDR/(WAS*0.02) else if 30<WAS=60 then CDR/0.6 else if 60<WAS=120 then CDR/(0.6-((WAS-60)*0.0095)) else if WAS>120 then CDR/0.03
WAS
Weighted Average Seasoning
(Original Term - Remaining Term) * (Current Scheduled Balance / Deal Scheduled Principal Balance)
Total (All Loans)
Distribution Date: 13-Nov-07
Realized Loss Summary
GreenPoint Mortgage Funding Trust 2007-HE1
Mortgage-Backed Notes
Series 2007-HE1
0.00%
0.86%
1.71%
2.57%
3.43%
4.29%
5.14%
6.00%
Dec-06
Jan-07
Feb-07
Mar-07
Apr-07
May-07
Jun-07
Jul-07
Aug-07
Sep-07
Oct-07
Nov-07
0.00%
7.14%
14.29%
21.43%
28.57%
35.71%
42.86%
50.00%
Dec-06
Jan-07
Feb-07
Mar-07
Apr-07
May-07
Jun-07
Jul-07
Aug-07
Sep-07
Oct-07
Nov-07
0%
286%
571%
857%
1143%
1429%
1714%
2000%
Dec-06
Jan-07
Feb-07
Mar-07
Apr-07
May-07
Jun-07
Jul-07
Aug-07
Sep-07
Oct-07
Nov-07

08-Nov-2007 01:10
(c) 2007 LaSalle Bank N.A.

Material breaches of pool asset representation or warranties or transaction covenants.
Material Breach Description
Disclosure
Control #
Loan Group #
Ending Principal
Balance
Material Breach
Date
Distribution Date: 13-Nov-07
Material Breaches Detail
GreenPoint Mortgage Funding Trust 2007-HE1
Mortgage-Backed Notes
Series 2007-HE1

08-Nov-2007 01:10
(c) 2007 LaSalle Bank N.A.

Modifications include any extensions or waivers to the mortgage loan terms, fees, penalties or payments during the preceding calendar month or that have become material over time.
Total (All Loans)
Disclosure
Control #
Loan Group #
Modified Maturity
Date
Cutoff Maturity
Date
Modification Description
Distribution Date: 13-Nov-07
Modified Loan Detail
GreenPoint Mortgage Funding Trust 2007-HE1
Mortgage-Backed Notes
Series 2007-HE1

08-Nov-2007 01:10
(c) 2007 LaSalle Bank N.A.

Modifications include any extensions or waivers to the mortgage loan terms, fees, penalties or payments during the preceding calendar month or that have become material over time.
Disclosure Control #
Beginning Scheduled
Balance
Modified Balance
Prior Interest Rate
Modified Interest Rate
Modified Payment
Distribution Date: 13-Nov-07
Modified Loan Detail (Current Period)
GreenPoint Mortgage Funding Trust 2007-HE1
Mortgage-Backed Notes
Series 2007-HE1

08-Nov-2007 01:10
(c) 2007 LaSalle Bank N.A.

200711
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200710
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200709
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200708
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200707
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200706
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200705
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200704
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200703
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
*The information provided is only for EMC serviced loans.
DISCLAIMER: This information is unaudited, is for informational purposes only and does not constitute (i) investment advice or an offer to sell or a solicitation of an offer to buy any security, other investment or investment service, or (ii) a representation as to suitability of any security, other investment or investment service. Past performance is not a representation as to future results. EMC Mortgage Corporation does not review and assumes no responsibility for any information received from or created by any third parties; provided further, for modification reporting, data subsequent to May 1, 2007, is more robust than data prior to May 1, 2007.
Total (All Loans)
Period
Count
Beginning Scheduled
Balance
Current Scheduled Balance
Principal Foregiveness
Amount Capitalized
Amount Deferred
Pre-Mod Payment
Post-Mod Payment
Distribution Date: 13-Nov-07
EMC Serviced Historical Modified Loan Detail
GreenPoint Mortgage Funding Trust 2007-HE1
Mortgage-Backed Notes
Series 2007-HE1

08-Nov-2007 01:10
(c) 2007 LaSalle Bank N.A.

* For loans with combination modification
** The information provided is only for EMC serviced loans.
DISCLAIMER: This information is unaudited, is for informational purposes only and does not constitute (i) investment advice or an offer to sell or a solicitation of an offer to buy any security, other investment or investment service, or (ii) a representation as to suitability of any security, other investment or investment service. Past performance is not a representation as to future results. EMC Mortgage Corporation does not review and assumes no responsibility for any information received from or created by any third parties; provided further, for modification reporting, data subsequent to May 1, 2007, is more robust than data prior to May 1, 2007.
Modification Type*
Loan Count
% of Orig Sched Balance
% of Current Balance
Distribution Date: 13-Nov-07
EMC Serviced Cumulative Summary For Prior Modifications
GreenPoint Mortgage Funding Trust 2007-HE1
Mortgage-Backed Notes
Series 2007-HE1

08-Nov-2007 01:10
(c) 2007 LaSalle Bank N.A.

Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Liquidation
Expenses
Realized Loss
Appraisal
Date
Appraisal
Reduction
Amount
Date
Liquidated
Liquidation
Proceeds
Property Type
Actual Balance
Scheduled
Balance
Recent
Appraisal
Value
Disclosure
Control #
REO Date
City
State
Distribution Date: 13-Nov-07
Historical Collateral Level REO Report
GreenPoint Mortgage Funding Trust 2007-HE1
Mortgage-Backed Notes
Series 2007-HE1

08-Nov-2007 01:10
(c) 2007 LaSalle Bank N.A.

Substitution Code
- - - Loans Substituted Into Pool - - -
- - - - - - - - - - Loans Substituted Out of Pool - - - - - - - - - -
Investor #
Period
Beginning Principal Balance
Investor #
Period
Beginning Principal
Balance
Adjusted for Principal
Distribution Date: 13-Nov-07
Substitution Detail History
GreenPoint Mortgage Funding Trust 2007-HE1
Mortgage-Backed Notes
Series 2007-HE1

08-Nov-2007 01:10
(c) 2007 LaSalle Bank N.A.

- - - Loans Substituted Into Pool - - -
- - - Loans Substituted Out of Pool - - -
Period
Count
Beginning Principal Balance
Count
Beginning Principal Balance
Adjusted for Principal
Difference Into vs.
Out
Distribution Date: 13-Nov-07
Substitution Detail History Summary
GreenPoint Mortgage Funding Trust 2007-HE1
Mortgage-Backed Notes
Series 2007-HE1

08-Nov-2007 01:10
(c) 2007 LaSalle Bank N.A.